Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2017
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated March 28, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2017
On January 25, 2017, the Fund's Board of Trustees approved two new subadvisers to manage new sleeves of the Fund. Effective on or about March 29, 2017 (the Effective Date), TCW Investment Management Company LLC (TCW) assumes day-to-day management of a portion of the Fund's portfolio. It is currently expected that Guggenheim Partners Investment Management, LLC (Guggenheim) will assume day-to-day management of a portion of the Fund's portfolio later in 2017. The Fund intends to supplement the Prospectus and Summary Prospectus to include additional information about Guggenheim and the Guggenheim sleeve of the Fund before Guggenheim assumes day-to-day management of a portion of the Fund's portfolio.
Additionally, the changes described in this Supplement are hereby made to the Fund’s prospectus.
On the Effective Date, the second paragraph under the subsection "Principal Investment Strategies" in the summary prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
On the Effective Date, the information under the subsection "Principal Risks" in the summary prospectus and the "Summary of the Fund" section of the prospectus is hereby revised to add the following risk:
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
The rest of the section remains the same.

Active Portfolios Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated March 28, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Alternative Strategies Fund	1/1/2017
On January 25, 2017, the Fund's Board of Trustees approved two new subadvisers to manage new sleeves of the Fund. Effective on or about March 29, 2017 (the Effective Date), TCW Investment Management Company LLC (TCW) assumes day-to-day management of a portion of the Fund's portfolio. It is currently expected that Guggenheim Partners Investment Management, LLC (Guggenheim) will assume day-to-day management of a portion of the Fund's portfolio later in 2017. The Fund intends to supplement the Prospectus and Summary Prospectus to include additional information about Guggenheim and the Guggenheim sleeve of the Fund before Guggenheim assumes day-to-day management of a portion of the Fund's portfolio.
Additionally, the changes described in this Supplement are hereby made to the Fund’s prospectus.
On the Effective Date, the second paragraph under the subsection "Principal Investment Strategies" in the summary prospectus and the "Summary of the Fund" and "More Information About the Fund" sections of the prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of a sleeve and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are AQR Capital Management, LLC (AQR), TCW Investment Management Company LLC (TCW) and Water Island Capital, LLC (Water Island). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
On the Effective Date, the information under the subsection "Principal Risks" in the summary prospectus and the "Summary of the Fund" section of the prospectus is hereby revised to add the following risk:
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
The rest of the section remains the same.